IFRS 7 - Disclosure - Credit Risk - Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Exposure	$ 865,653	$ 756,150
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 10,850	$ 6,550
Exposure percentage	100.00%	100.00%
Investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 8,480	$ 5,400
Exposure percentage	78.20%	82.40%
Non investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 2,290	$ 1,120
Exposure percentage	21.10%	17.10%
Watch list [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 60	$ 20
Exposure percentage	0.60%	0.30%
Default [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 20	$ 10
Exposure percentage	0.10%	0.20%